ING Partners, Inc.

ING Pioneer High Yield Portfolio (“Portfolio”)

Supplement dated September 10, 2008

to the Adviser (“ADV”) Class and Service (“S”) Class Prospectus and

Initial (“I”) Class Prospectus, each dated April 28, 2008

Effective September 6, 2008, the Portfolio’s expense limits have been lowered.

The Prospectuses are hereby revised as follows:

S Class and ADV Class Prospectus

1.     The information relating to the Portfolio in the table entitled “S Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 48 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee(2)	Other Expenses	Acquired Fund Fees and Expenses(3)	Total Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Pioneer High Yield Portfolio	0.60%	0.25%	0.10%	0.08%	N/A	1.03	%(10)	(0.06)%	0.97%

2.     Footnote 4 of the table entitled “S Class Shares – Annual Portfolio Operating Expenses” on page 49 of the S Class and ADV Class Prospectus is amended to delete the third sentence and replace it with the following:

(4)       The expense limitation agreements will continue through at least May 1, 2009 except for ING Pioneer High Yield Portfolio. The expense limit for ING Pioneer High Yield Portfolio will continue until May 1, 2011.

3.     The following Footnote 10 is added to the table entitled “S Class Shares – Annual Portfolio Operating Expenses” on page 49 of the S Class and ADV Class Prospectus:

                (10)     Includes 0.01% of interest expense.

4.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 50 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer High Yield Portfolio(2)	$99	$313	$552	$1,238

5.     The following Footnote 2 is added to the table entitled “Examples” on page 50 of the S Class and ADV Class Prospectus:

 (2)      The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first two years of the three-, five- and ten-year periods.

6.     The information relating to the Portfolio in the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 51 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee(2)	Other Expenses	Acquired Fund Fees and Expenses(3)	Total Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Pioneer High Yield Portfolio	0.60%	0.50%	0.10%	0.08%	N/A	1.28	%(10)	(0.06)%	1.22%

7.     Footnote 4 of the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” on page 52 of the S Class and ADV Class Prospectus amended to delete the third sentence and replace it with the following:

(4)       The expense limitation agreements will continue through at least May 1, 2009 except for ING Pioneer High Yield Portfolio. The expense limit for ING Pioneer High Yield Portfolio will continue until May 1, 2011.

8.     The following Footnote 10 is added to the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” on page 52 of the S Class and ADV Class Prospectus:

(10)     Includes 0.01% of interest expense.

9.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 53 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer High Yield Portfolio(2)	$124	$392	$686	$1,524

10.   The following Footnote 2 is added to the table entitled “Examples” on page 53 of the S Class and ADV Class Prospectus:

 (2)      The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first two years of the three-, five- and ten-year periods.

I Class Prospectus

1.     The information relating to the Portfolio in the table entitled “I Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 48 of the I Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee(2)	Other Expenses	Acquired Fund Fees and Expenses(3)	Total Operating Expenses		Waivers, Reimbursements and Recoupments(4)	Net Operating Expenses
ING Pioneer High Yield Portfolio	0.60%	—	0.10%	0.08%	N/A	0.78	%(9)	(0.06)%	0.72%

2.     Footnote 4 of the table entitled “I Class Shares – Annual Portfolio Operating Expenses” on page 49 of the I Class Prospectus is amended to delete the third sentence and replace it with the following:

(4)       The expense limitation agreements will continue through at least May 1, 2009 except for ING Pioneer High Yield Portfolio. The expense limit for ING Pioneer High Yield Portfolio will continue until May 1, 2011.

3.     The following Footnote 9 is added to the table entitled “I Class Shares – Annual Portfolio Operating Expenses” on page 49 of the I Class Prospectus:

(9)       Includes 0.01% of interest expense.

4.     The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 50 of the I Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer High Yield Portfolio(2)	$74	$235	$417	$944

5.     The following Footnote 2 is added to the table entitled “Examples” on page 50 of the I Class Prospectus:

 (2)      The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first two years of the three, five- and ten-year periods.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Partners, Inc.

ING Pioneer High Yield Portfolio (“Portfolio”)

Supplement dated September 10, 2008

to the Adviser (“ADV”) Class, Initial (“I”) Class and Service (“S”) Class

Statement of Additional Information (“SAI”) dated April 28, 2008

Effective September 6, 2008, the Portfolio’s expense limits have been lowered and the Portfolio’s sub-advisory fee has been revised.

The SAI is hereby revised as follows:

ADV Class, I Class and S Class SAI

1.     The information relating to the Portfolio in the section entitled “Sub-Advisers – Sub-Advisory Fees” on page 100 of the ADV Class, I Class and S Class SAI is deleted and replaced with the following:

Portfolio(1)	Sub-Advisory Fee
ING Pioneer High Yield	0.30% on first $500 million; and
0.25% thereafter

2.     The information relating to the Portfolio in the section entitled “Expense Limitation Agreements” on page 143 of the ADV Class, I Class and S Class SAI is deleted and replaced with the following:

Portfolio	Adviser Class	Service Class	Initial Class
ING Pioneer High Yield	1.21%	0.96%	0.71%

3.     The first sentence of the fourth paragraph of the section entitled “Expense Limitation Agreements” on page 143 of the ADV Class, I Class and S Class SAI is deleted and replaced with the following:

                The expense limitation agreement provides that the expense limitation shall continue until May 1, 2009 for each Portfolio, excluding ING Pioneer High Yield Portfolio. ING Pioneer High Yield Portfolio’s expense limitation shall continue until May 1, 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE